Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	$ 213	$ 149
Checking accounts and demand deposits	41,415	26,970
Time deposits	143,863	63,273
Repurchase agreements collateralized by bonds	31,938	28,650
Cash and Cash Equivalents	$ 217,429	$ 119,042	$ 183,720	$ 301,373